Intangible Assets, net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 12,111	$ 8,223	$ 22,496	$ 15,215	$ 33,393	$ 15,369